Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2020
Share capital, share premium and own shares
Share capital, share premium and own shares

C8    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2020			2019
Issued shares of 5p each	Number of ordinary	Share	Share	Number of ordinary	Share	Share
fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,601,159,949	172	2,625	2,593,044,409	166	2,502
Shares issued under share-based schemes	8,329,753	1	12	8,115,540	—	22
Impact of change in presentation currency	—	—	—	—	6	101
Balance at 31 Dec	2,609,489,702	173	2,637	2,601,159,949	172	2,625

Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2020	2,320,320	964	p	1,455	p	2026
31 Dec 2019	3,805,447	1,104	p	1,455	p	2025

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) either in relation to its employee share schemes or, up until the demerger of its UK and Europe operations (M&G plc) in October 2019, via transactions undertaken by authorised investment funds that the Group is deemed to control. The cost of own shares of $ 243 million at 31 December 2020 (31 December 2019: $183 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2020, 11.2 million (31 December 2019: 8.4 million) Prudential plc shares with a market value of $ 205 million (31 December 2019: $161 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the year was 11.5 million which was in June 2020.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The Company purchased the following number of shares in respect of employee incentive plans:

	2020				2019
	Number	Share price			Number	Share price
	of shares	Low	High	Cost*	of shares	Low	High	Cost*
		£	£	$		£	£	$
January	62,395	14.42	14.68	1,195,275	75,165	14.25	14.29	1,384,926
February	62,680	14.57	14.60	1,183,717	71,044	15.00	15.18	1,390,865
March	79,057	11.18	11.40	1,110,374	68,497	15.20	16.32	1,385,182
April	5,363,563	10.21	10.48	68,010,967	2,638,429	15.65	16.73	54,052,710
May	81,377	11.16	11.30	1,117,783	73,417	16.35	16.45	1,550,109
June	167,724	11.86	12.67	2,540,749	217,800	16.20	16.36	4,484,773
July	87,239	12.30	12.51	1,365,109	60,514	17.47	17.71	1,321,427
August	72,287	12.21	12.33	1,167,008	72,671	14.86	15.21	1,318,593
September	75,368	11.61	11.68	1,138,447	73,284	14.14	14.76	1,318,767
October	116,802	11.49	11.71	1,764,694	178,359	13.78	14.24	3,148,811
November	74,178	10.62	12.76	1,233,127	75,904	13.38	13.85	1,309,146
December	70,814	12.78	12.83	1,217,842	68,573	13.07	13.13	1,178,206
Total	6,313,484			83,045,092	3,673,657			73,843,515

*The cost in USD shown has been calculated from the share prices in GBP using the monthly average exchange rate for the month in which those shares were purchased.

Up until the demerger of M&G plc in October 2019, the Group consolidated a number of authorised investment funds managed by M&G plc that held shares in Prudential plc. The cost of acquiring these shares was included in the cost of own shares in 2019.

All share transactions were made on an exchange other than the Stock Exchange of Hong Kong.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during 2020 or 2019.